UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gateway Advisory LLC
Address: 900 South Avenue West
         Westfield, NJ  07090

13F File Number:  028-14125

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Blachman
Title:     Managing Member/Chief Compliance Officer
Phone:     877-303-9580

Signature, Place, and Date of Signing:

 /s/ Glenn Blachman     Westfield, NJ     October 19, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $96,596 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T INC                       COM              00206R102      214     7533 SH       SOLE                     7533        0        0
BANK OF AMERICA CORPORATION    COM              060505104       78    12753 SH       SOLE                    12753        0        0
BARCLAYS BANK PLC              ETN DJUBS PMET38 06739H248      775     8769 SH       SOLE                     8769        0        0
BEST BUY INC                   COM              086516101      209     9000 SH       SOLE                     9000        0        0
CYS INVTS INC                  COM              12673A108      139    11550 SH       SOLE                    11550        0        0
EXXON MOBIL CORP               COM              30231G102      370     5095 SH       SOLE                     5095        0        0
GENERAL ELECTRIC CO            COM              369604103      171    11287 SH       SOLE                    11287        0        0
GREENHAVEN CONT CMDTY INDEX    UNIT BEN INT     395258106     1453    47910 SH       SOLE                    47910        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      598     3423 SH       SOLE                     3423        0        0
ISHARES GOLD TRUST             ISHARES          464285105      810    51191 SH       SOLE                    51191        0        0
ISHARES TR                     IBOXX INV CPBD   464287242     1426    12701 SH       SOLE                    12701        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     2235    20962 SH       SOLE                    20962        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    14493   139391 SH       SOLE                   139391        0        0
ISHARES TR                     BARCLYS SH TREA  464288679     2741    24867 SH       SOLE                    24867        0        0
JOHNSON & JOHNSON              COM              478160104     1250    19632 SH       SOLE                    19632        0        0
MERCK & CO INC NEW             COM              58933Y105      899    27520 SH       SOLE                    27520        0        0
PIMCO ETF TR                   1-5 US TIP IDX   72201R205     3467    65398 SH       SOLE                    65398        0        0
PIMCO ETF TR                   BROAD US TIPS    72201R403     1096    19243 SH       SOLE                    19243        0        0
PIMCO ETF TR                   INTER MUN BD ST  72201R866    11940   227907 SH       SOLE                   227907        0        0
POWERSHARES GLOBAL ETF TRUST   WK VRDO TX FR    73936T433     4343   173721 SH       SOLE                   173721        0        0
SCHWAB STRATEGIC TR            US BRD MKT ETF   808524102     5344   197288 SH       SOLE                   197288        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870      994    18274 SH       SOLE                    18274        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    11709   103433 SH       SOLE                   103433        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     2971    82098 SH       SOLE                    82098        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425    23807   977707 SH       SOLE                   977707        0        0
SPDR SERIES TRUST              DB INT GVT ETF   78464A490     2779    48591 SH       SOLE                    48591        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      285     4524 SH       SOLE                     4524        0        0